Investments in associated companies and joint ventures (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in associated companies and joint ventures
Net carrying amount beginning period	€ 145	€ 128
Translation differences	3	4
Additions	13	2
Impairments	(2)
Share of results	12	12	€ 11
Dividends	(6)	(1)	(1)
Net carrying amount end period	€ 165	€ 145	€ 128